NET LOSS PER SHARE OF COMMON STOCK	9 Months Ended
Jul. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

9.          NET LOSS PER SHARE OF COMMON STOCK

In accordance with ASC 260, “Earnings Per Share”, basic net loss per common share (“Basic EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding.  Diluted net loss per common share (“Diluted EPS”) is computed by dividing net loss by the weighted average number of common shares and dilutive common share equivalents and convertible securities then outstanding.  Diluted EPS for all periods presented is the same as Basic EPS, as the inclusion of the effect of common share equivalents then outstanding would be anti-dilutive.  For this reason, excluded from the calculation of Diluted EPS for the nine and three months ended July 31, 2014 and 2013, were stock options to purchase 74,398,770 and 63,182,845 shares respectively, and warrants to purchase 25,923,281 and 9,878,759 shares, respectively and debentures convertible into 18,498,943 shares and 9,600,480 shares respectively.